STOCK OPTION RESERVE (Details 2) - $ / shares	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 45.32
Weighted average remaining contractual life (in years)	8 years 11 months 8 days
PBI 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price		$ 205.18
Weighted average remaining contractual life (in years)		7 years 4 months 20 days